Other Non-Current Assets - Disclosure of Other Noncurrent Assets (Detail) - AUD ($)		Jun. 30, 2024	Jun. 30, 2023
Other Noncurrent Assets [Abstract]
Prepayments	[1]	$ 1,284,129	$ 2,524,911
Security deposit		24,050	0
Other non-current assets		$ 1,308,179	$ 2,524,911

[1]	Prepayments are largely in relation to prepaid expenses to organizations involved in the clinical trials.